Allowance for Loan Losses (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of changes in allowance for loan losses, by portfolio type [Roll Forward]
Financing receivable recorded investment not accruing interest		$ 12,200	$ 14,500	$ 20,700
Financing receivable, recorded investment, 90 days past due and still accruing	$ 3,361	599	414	599
Financing receivable average recorded investment nonaccrual status		13,800	17,300	$ 22,100
Loan that is no longer considered impaired but is still individually evaluated for impairment		$ 5,900	$ 5,900